Note 15 - Discontinued Operations (Details) - Summary of Tropical Shipping’s Property, Plant and Equipment (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 10,952	$ 10,332
Less accumulated depreciation	2,295	2,115
Total PP&E, net	8,657	8,217
Shipping Vessels and Containers [Member] | Tropical Shipping [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	148	145
Construction in Progress [Member] | Tropical Shipping [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4	1
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	544	371
Tropical Shipping [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	152	146
Less accumulated depreciation	28	16
Total PP&E, net	$ 124	$ 130